Long-Term Debt - Summary of Long term debt consists (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Disclosure Details Of Allocation Of Gross Proceeds From Subordinated Debt Shares Warrants and Derivatives [Line Items]
Long-term Debt, Gross	$ 1,260,169	$ 401,129
Debt discount and deferred issuance costs	(78,751)	(11,143)
Long-term Debt	1,181,418	389,986
Less current portion	13,461	406
Long-term debt, net of current portion	1,167,957	389,580
2028 Senior Notes [Member]
Disclosure Details Of Allocation Of Gross Proceeds From Subordinated Debt Shares Warrants and Derivatives [Line Items]
Long-term Debt, Gross	375,000	0
Subordinated Debt [Member]
Disclosure Details Of Allocation Of Gross Proceeds From Subordinated Debt Shares Warrants and Derivatives [Line Items]
Long-term Debt, Gross	357,000	0
Equipment Debt [Member]
Disclosure Details Of Allocation Of Gross Proceeds From Subordinated Debt Shares Warrants and Derivatives [Line Items]
Long-term Debt, Gross	$ 53,169	$ 1,129